Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Held-to-maturity, at fair value		$ 505
Common stock, par value	$ 12.5	$ 12.5
Common stock, authorized	6,000,000	6,000,000
Common stock, issued	1,914,109	1,914,109
Treasury stock, shares	240,729	237,729